Note 12 - Stock Incentive Plan (Details Textual)							1 Months Ended		12 Months Ended
	Nov. 06, 2025 shares	Nov. 12, 2024 shares	Nov. 10, 2023 shares	Nov. 03, 2022 shares	Nov. 19, 2021 shares	May 18, 2018 shares	Nov. 30, 2024 shares	Nov. 30, 2021 shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares
Share-Based Payment Arrangement, Expense | $									$ 1,959,564	$ 1,519,933	$ 1,083,414
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Nonvested Options Forfeited, Number of Shares									0	2,150	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Nonvested Options Forfeited, Weighted Average Grant Date Fair Value | $ / shares										$ 21.74
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount | $									$ 4,316,857
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition									9 months 19 days
Dividends Payable, Current | $									$ 143,510	$ 121,030
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period									63,350	60,100	60,500
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other Than Options, Granted in Period, Fair Value | $									$ 3,605,882	$ 2,399,192	$ 1,447,160
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested in Period, Fair Value | $									3,130,388	2,392,624	$ 1,282,185
Dividends Payable, Current | $									$ 143,510	$ 121,030
The 2018 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized						75,000
Share Based Compensation Arrangement By Share Based Payment Awarded Term						10 years
The 2021 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized								225,000
Share Based Compensation Arrangement By Share Based Payment Awarded Term								10 years
The 2024 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized							300,000
Share Based Compensation Arrangement By Share Based Payment Awarded Term							10 years
The 2018, 2021, and 2024 Plans [Member] | Restricted Stock [Member] | The 21 Key Persons [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period					49,650
Number of Key People Issued Awards					21
The 2018, 2021, and 2024 Plans [Member] | Restricted Stock [Member] | The 21 Key Persons [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage					50.00%
The 2018, 2021, and 2024 Plans [Member] | Restricted Stock [Member] | The 21 Key Persons [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage					50.00%
The 2018, 2021, and 2024 Plans [Member] | Restricted Stock [Member] | Officers and Directors [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period	29,600	29,600	31,000	31,000	27,700
The 2018, 2021, and 2024 Plans [Member] | Restricted Stock [Member] | Eurobulk Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period		30,500	29,500	29,000	21,950
The 2018, 2021, and 2024 Plans [Member] | Restricted Stock [Member] | The 31 Key Persons [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period				60,000
Number of Key People Issued Awards				31
The 2018, 2021, and 2024 Plans [Member] | Restricted Stock [Member] | The 31 Key Persons [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage				50.00%
The 2018, 2021, and 2024 Plans [Member] | Restricted Stock [Member] | The 31 Key Persons [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage				50.00%
The 2018, 2021, and 2024 Plans [Member] | Restricted Stock [Member] | The 32 Key Persons [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period		60,100	60,500
Number of Key People Issued Awards		32	32
The 2018, 2021, and 2024 Plans [Member] | Restricted Stock [Member] | The 32 Key Persons [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage		50.00%	50.00%
The 2018, 2021, and 2024 Plans [Member] | Restricted Stock [Member] | The 32 Key Persons [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage		50.00%	50.00%
The 2018, 2021, and 2024 Plans [Member] | Restricted Stock [Member] | The 37 Key Persons [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period	63,350
Number of Key People Issued Awards	37
The 2018, 2021, and 2024 Plans [Member] | Restricted Stock [Member] | The 37 Key Persons [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage	50.00%
The 2018, 2021, and 2024 Plans [Member] | Restricted Stock [Member] | The 37 Key Persons [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage	50.00%
The 2018, 2021, and 2024 Plans [Member] | Restricted Stock [Member] | Eurobulk Ltd. [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period	33,750